Leases - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ (12,942)	$ (9,968)
Current lease liabilities	(8,929)	(8,390)
Accumulated depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	(34,622)	(29,855)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	21,245	17,156
Property, plant & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	$ 31,358	$ 27,762